Write Downs and Other Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 29, 2015
Business Acquisition [Line Items]
Write downs and other charges	$ 490	$ 1,852	$ 2,655	$ 2,153	$ 3,262	$ 11,766	$ 7,068
Impairment of intangible assets		3,300	300	3,300	3,300	3,400	1,400
Impairment of long-lived assets		1,300		1,300	2,000	200	800
Long-lived assets						0
Loss on disposal of assets	$ 500	200	3,000	600	1,000	1,300	1,900
Contingent consideration		3,000	$ 600	3,000	3,000	6,100
Fees related to acquisition						8,200	$ 2,800
Write-off of prepaids						1,300
Fair value adjustment to asset						3,400
Estimated fair value of stock						$ 4,900
Cadillac Jack [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross		1,100		1,100	1,100
Long-lived assets		$ 0		$ 0	$ 0			$ 29,634